Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
July 31, 2026
SLC-NPRT1-0926
1.804879.122
Common Stocks - 96.4%
	Shares	Value ($)
BERMUDA - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
Marex Group Ltd	261,600	16,983,072
CANADA - 0.9%
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	59,744	3,744,156
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (a)	173,400	1,425,348
Materials - 0.5%
Metals & Mining - 0.5%
Almonty Industries Inc (United States) (a)(b)	305,600	3,379,936
Major Drilling Group International Inc (a)	339,748	3,373,608
TOTAL MATERIALS		6,753,544
TOTAL CANADA		11,923,048
FRANCE - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Inventiva SA ADR (a)	154,400	691,712
ITALY - 1.0%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.5%
Lottomatica Group Spa	237,500	6,430,541
Leisure Products - 0.5%
Sanlorenzo SpA/Ameglia (b)	155,100	6,764,242
TOTAL ITALY		13,194,783
JAPAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SUMCO Corp	293,700	5,970,928
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (a)	94,531	2,627,016
SPAIN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
CIE Automotive SA	107,100	3,266,638
SWEDEN - 0.3%
Industrials - 0.3%
Building Products - 0.3%
Lindab International AB	326,600	4,256,481
SWITZERLAND - 1.0%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Garrett Motion Inc	441,600	13,755,840
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Silicon Motion Technology Corp ADR	52,596	13,338,346
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	36,018	15,682,597
UNITED STATES - 88.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Csquare Inc	197,100	3,934,116
Consumer Discretionary - 9.3%
Distributors - 0.3%
GigaCloud Technology Inc Class A (a)(b)	89,400	3,910,356
Diversified Consumer Services - 3.5%
Grand Canyon Education Inc (a)	181,619	26,396,506
Laureate Education Inc (a)	548,749	21,022,574
		47,419,080
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (a)	26,200	5,598,940
Lindblad Expeditions Holdings Inc (a)	258,841	7,656,517
Pursuit Attractions and Hospitality Inc (a)	115,045	5,813,224
Rush Street Interactive Inc Class A (a)	300,900	8,097,219
		27,165,900
Household Durables - 1.1%
Cavco Industries Inc (a)	15,200	8,314,856
KB Home	114,200	6,277,574
		14,592,430
Leisure Products - 0.9%
YETI Holdings Inc (a)	247,187	12,097,332
Specialty Retail - 1.2%
Bob's Discount Furniture Inc (b)	538,300	8,973,461
Boot Barn Holdings Inc (a)	47,300	7,047,227
		16,020,688
Textiles, Apparel & Luxury Goods - 0.3%
Steven Madden Ltd	83,176	3,832,749
TOTAL CONSUMER DISCRETIONARY		125,038,535
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Performance Food Group Co (a)	74,919	8,569,984
Sprouts Farmers Market Inc (a)	169,800	14,799,768
		23,369,752
Food Products - 0.0%
Mama's Creations Inc (a)	24,835	457,709
TOTAL CONSUMER STAPLES		23,827,461
Energy - 3.2%
Energy Equipment & Services - 0.4%
Flowco Holdings Inc Class A	260,000	5,317,000
Oil, Gas & Consumable Fuels - 2.8%
Chord Energy Corp	139,900	19,639,162
PBF Energy Inc Class A	244,100	17,643,548
		37,282,710
TOTAL ENERGY		42,599,710
Financials - 14.5%
Banks - 6.7%
Ameris Bancorp	157,900	13,770,459
Columbia Financial Inc (b)	975,280	10,542,776
Community Financial System Inc (b)	268,192	17,381,524
CVB Financial Corp (b)	720,894	16,126,399
First Bancorp/Southern Pines NC (b)	223,832	14,072,318
Old National Bancorp/IN	695,004	18,514,907
		90,408,383
Capital Markets - 2.9%
Lincoln International Inc Class A	9,600	199,680
Perella Weinberg Partners Class A (b)	801,173	14,140,703
StoneX Group Inc (a)	167,700	12,840,789
Victory Capital Holdings Inc Class A (b)	120,500	11,933,115
		39,114,287
Consumer Finance - 2.1%
EZCORP Inc Class A (a)(b)	302,900	9,017,333
FirstCash Holdings Inc	54,703	11,159,959
SLM Corp	307,432	7,991,695
		28,168,987
Insurance - 2.8%
Baldwin Insurance Group Inc/The Class A (a)(b)	853,873	23,686,437
Primerica Inc	41,796	13,373,048
		37,059,485
TOTAL FINANCIALS		194,751,142
Health Care - 16.6%
Biotechnology - 5.2%
Annexon Inc (a)	469,000	2,389,555
Arcus Biosciences Inc (a)	53,700	1,513,803
Avalo Therapeutics Inc (a)	91,900	1,677,175
Celldex Therapeutics Inc (a)	97,300	3,703,238
CG oncology Inc (a)	27,300	1,943,487
Climb Bio Inc (a)	138,467	1,647,757
Cogent Biosciences Inc (a)	131,916	5,135,490
Crescent Biopharma Inc (a)	67,000	969,490
Dianthus Therapeutics Inc (a)(b)	50,725	5,423,517
Disc Medicine Inc (a)	31,600	2,433,200
Hemab Therapeutics Holdings Inc (b)	47,000	2,234,850
Kiniksa Pharmaceuticals International Plc Class A (a)	53,400	3,969,756
Mirum Pharmaceuticals Inc (a)	41,000	4,343,950
Olema Pharmaceuticals Inc (a)	163,000	1,866,350
Praxis Precision Medicines Inc (a)	11,800	3,632,394
Relay Therapeutics Inc (a)	205,800	3,875,214
Spyre Therapeutics Inc (a)	58,410	5,743,456
Twist Bioscience Corp (a)	53,000	4,852,150
Upstream Bio Inc (a)	131,691	830,970
Vaxcyte Inc (a)	86,536	4,679,867
Viridian Therapeutics Inc (a)	118,337	2,238,936
Vor BioPharma Inc (a)	93,200	1,971,180
X4 Pharmaceuticals Inc (a)	371,300	1,477,774
Zenas Biopharma Inc (a)	29,021	912,420
		69,465,979
Health Care Equipment & Supplies - 2.0%
Lantheus Holdings Inc (a)	157,886	15,731,761
LivaNova PLC (a)	54,800	4,391,672
TransMedics Group Inc (a)(b)	81,810	6,259,283
		26,382,716
Health Care Providers & Services - 4.3%
BrightSpring Health Services Inc (a)	168,258	10,046,685
Ensign Group Inc/The	86,910	15,483,886
Guardian Pharmacy Services Inc Class A (a)	248,700	9,831,111
LifeStance Health Group Inc (a)	1,746,800	18,306,464
PACS Group Inc (a)	90,800	4,177,708
		57,845,854
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (a)	89,500	4,230,664
Charles River Laboratories International Inc (a)	62,704	14,579,307
		18,809,971
Pharmaceuticals - 3.8%
Alumis Inc (a)	132,600	3,745,950
Avalyn Pharma Inc	73,400	2,113,186
Contineum Therapeutics Inc Class A (a)	133,200	2,063,268
Definium Therapeutics Inc (a)	44,200	1,923,584
Edgewise Therapeutics Inc (a)	30,200	1,160,586
Enliven Therapeutics Inc (a)	97,955	5,368,914
Ligand Pharmaceuticals Inc (a)(b)	67,900	19,523,966
MBX Biosciences Inc (a)	70,600	4,654,658
Phibro Animal Health Corp Class A	107,400	3,901,842
Structure Therapeutics Inc ADR (a)	57,300	2,752,692
Trevi Therapeutics Inc (a)	185,500	3,385,375
		50,594,021
TOTAL HEALTH CARE		223,098,541
Industrials - 19.7%
Aerospace & Defense - 1.8%
Cirrus Aircraft Ltd (b)	210,200	1,174,508
Hawkeye 360 Inc	101,600	2,153,920
Leonardo DRS Inc	87,642	4,035,914
Park Aerospace Corp	82,300	2,789,970
V2X Inc (a)	55,034	4,966,268
VSE Corp	45,700	8,883,624
		24,004,204
Building Products - 0.7%
Gibraltar Industries Inc (a)	81,616	3,449,092
Tecnoglass Holdings Inc	149,351	6,487,808
		9,936,900
Construction & Engineering - 7.8%
Cardinal Infrastructure Group Inc Class A (b)	170,200	10,533,678
Centuri Holdings Inc (a)	110,900	3,087,456
Construction Partners Inc Class A (a)	101,839	10,525,061
Granite Construction Inc	128,000	15,484,160
IES Holdings Inc (a)	61,386	45,704,333
WillScot Holdings Corp	785,689	19,076,529
		104,411,217
Electrical Equipment - 1.2%
Forgent Power Solutions Inc Class A	215,400	7,166,358
Sensata Technologies Holding PLC	180,400	8,350,716
		15,517,074
Machinery - 2.7%
Enpro Inc	31,300	9,825,696
Hillman Solutions Corp (a)	707,700	5,569,599
Middleby Corp/The (a)	20,500	2,738,390
Midera Food Processing Inc	86,700	4,157,265
SPX Technologies Inc (a)	17,600	3,865,312
Terex Corp	160,276	10,071,744
		36,228,006
Professional Services - 2.9%
Cbiz Inc (a)(b)	718,542	39,577,293
Trading Companies & Distributors - 2.6%
DXP Enterprises Inc/TX (a)	61,100	9,593,922
EVI Industries Inc (b)	74,295	1,045,330
Herc Holdings Inc (b)	163,363	24,527,321
		35,166,573
TOTAL INDUSTRIALS		264,841,267
Information Technology - 12.5%
Electronic Equipment, Instruments & Components - 4.6%
Advanced Energy Industries Inc	26,800	7,759,136
Bel Fuse Inc Class B (b)	21,400	5,820,158
Sanmina Corp (a)	213,514	39,619,658
TTM Technologies Inc (a)	69,900	8,069,256
		61,268,208
IT Services - 0.7%
Boost Run Inc Class A	299,500	6,001,980
DigitalOcean Holdings Inc (a)	28,500	3,348,750
		9,350,730
Semiconductors & Semiconductor Equipment - 5.1%
Axcelis Technologies Inc (a)	131,700	17,171,046
Diodes Inc (a)	81,500	6,709,080
Onto Innovation Inc (a)	22,300	5,766,334
Penguin Solutions Inc (a)	382,280	20,119,396
Rambus Inc (a)	48,100	4,378,543
Semtech Corp (a)	45,000	5,301,900
Veeco Instruments Inc (a)	180,899	9,044,950
		68,491,249
Software - 1.6%
Adeia Inc	254,400	6,779,760
Braze Inc Class A (a)	245,700	6,122,844
Riot Platforms Inc (a)	441,670	8,908,484
		21,811,088
Technology Hardware, Storage & Peripherals - 0.5%
GPGI Inc Class A	553,800	7,310,160
TOTAL INFORMATION TECHNOLOGY		168,231,435
Materials - 4.8%
Chemicals - 2.5%
Minerals Technologies Inc	138,000	10,521,120
Perimeter Solutions Inc (a)	732,014	22,406,949
		32,928,069
Construction Materials - 1.6%
James Hardie Industries PLC (a)	566,600	14,895,914
Suncrete Inc Class A	365,200	6,168,228
		21,064,142
Metals & Mining - 0.7%
Commercial Metals Co	145,700	10,012,504
TOTAL MATERIALS		64,004,715
Real Estate - 4.4%
Health Care REITs - 1.3%
CareTrust REIT Inc	419,715	17,602,847
Industrial REITs - 0.8%
Terreno Realty Corp	144,529	10,355,502
Real Estate Management & Development - 1.5%
Compass Inc Class A (a)	1,744,748	19,872,680
Retail REITs - 0.8%
Acadia Realty Trust	472,016	10,606,200
TOTAL REAL ESTATE		58,437,229
Utilities - 1.8%
Electric Utilities - 0.8%
IDACORP Inc	76,600	10,946,906
Gas Utilities - 1.0%
Southwest Gas Holdings Inc	92,851	8,300,879
UGI Corp	143,900	5,197,668
		13,498,547
TOTAL UTILITIES		24,445,453
TOTAL UNITED STATES		1,193,209,604
TOTAL COMMON STOCKS (Cost $1,028,701,616)		1,294,900,065

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	52,500,627	52,511,127
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	74,702,286	74,709,756
TOTAL MONEY MARKET FUNDS (Cost $127,217,793)			127,220,883

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $1,155,919,409)	1,422,120,948
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(78,786,150)
NET ASSETS - 100.0%	1,343,334,798

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $66,103,825.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	11,857,721	169,610,579	128,959,925	239,876	(338)	3,090	52,511,127	52,500,627
Fidelity Securities Lending Cash Central Fund	81,987,987	168,260,214	175,538,445	66,037	-	-	74,709,756	74,702,286
	93,845,708	337,870,793	304,498,370	305,913	(338)	3,090	127,220,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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